Janus Henderson Balanced Fund Expense Example - Class A C S I N R T Shares [Member] - Janus Henderson Balanced Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 661
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	1,608
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,735
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014